Short Term Debt and Corporate Bonds	12 Months Ended
Mar. 31, 2013
Short Term Debt and Corporate Bonds

(13) Short Term Debt and Corporate Bonds

Short term debt at March 31, 2012 and 2013 were as follows:

	Yen (Millions)
	2012	2013
Unsecured borrowing
Weighted average annual interest 0.38%	¥25,000	—

	¥25,000	—

As of March 31, 2012, the Company had no corporate bonds. As of March 31, 2013, the amount, interest rates and maturity dates of unsecured corporate bonds were as follows:

Amount	Interest rate	Maturity date
¥10,000 million	0.416% per annum	May 25, 2015
¥15,000 million	0.606% per annum	May 25, 2017